Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selected Quarterly Financial Information
Net product sales	$ 9,222	$ 7,100	$ 5,179	$ 5,631	$ 3,777	$ 1,621	$ 2,052	$ 2,583	$ 27,132	$ 10,033	$ 3,792
Net product sales									us-gaap:ProductMember
Gross profit (loss)	5,582	4,277	2,362	881	(315)	(697)	(516)	(173)	$ 13,102	(1,701)	(2,137)
Net loss attributable to common stock	$ (13,652)	$ (16,254)	$ (18,645)	$ (17,221)	$ (18,172)	$ (25,768)	$ (26,197)	$ (12,614)	$ (65,772)	$ (82,751)	$ (33,171)
Weighted average common shares outstanding used to compute net loss per share, basic and diluted	28,746,608	27,884,983	22,613,382	19,624,712	16,062,685	16,070,705	16,050,138	16,025,318	24,751,091	16,052,390	7,581,881
Net loss per share of common stock, basic and fully diluted	$ (0.47)	$ (0.58)	$ (0.82)	$ (0.88)	$ (1.13)	$ (1.60)	$ (1.63)	$ (0.79)	$ (2.66)	$ (5.16)	$ (4.38)